Interests in Resource Properties - assets included in non-current assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	$ 261,355
Ending balance	254,706	$ 261,355
Gross carrying amount
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	263,957	264,903
Decommissioning obligations	838	(946)
Ending balance	264,795	263,957
Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	19,609	11,840
Additions	7,487	7,769
Ending balance	27,096	19,609
Interest in iron ore mine and hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	244,348	253,063
Ending balance	237,699	244,348
Interest in an iron ore development project
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	211,350
Ending balance	206,439	211,350
Interest in an iron ore development project | Gross carrying amount
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	218,203	218,203
Decommissioning obligations	0	0
Ending balance	218,203	218,203
Interest in an iron ore development project | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	6,853	1,628
Additions	4,911	5,225
Ending balance	11,764	6,853
Hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	32,998
Ending balance	31,260	32,998
Hydrocarbon development and production assets | Gross carrying amount
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	45,754	46,700
Decommissioning obligations	838	(946)
Ending balance	46,592	45,754
Hydrocarbon development and production assets | Accumulated depreciation
Disclosure Of Interests In Resource Properties [Roll Forward]
Opening balance	12,756	10,212
Additions	2,576	2,544
Ending balance	$ 15,332	$ 12,756